Operating lease arrangements (Tables)	12 Months Ended
Jun. 30, 2018
Operating lease arrangements
Schedule of future aggregate minimum lease payments under non-cancellable operating lease
	2018 £'000	2017 £'000
No later than 1 year	1,756	2,256
Later than 1 year and no later than 5 years	2,739	4,557
Later than 5 years	3,866	3,968

	8,361	10,781

Schedule of future aggregate minimum rental receivable under non-cancellable operating lease

	2018 £'000	2017 £'000
No later than 1 year	1,278	1,257
Later than 1 year and no later than 5 years	2,866	4,617
Later than 5 years	9,550	9,929

	13,694	15,803